Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Net income	$ 3,246	$ 2,317	$ 5,934	$ 4,611
Other comprehensive income to be eventually recycled into the consolidated income statement
Net investment hedge	14	6	51	(29)
Currency translation effects	40	216	(1,364)	522
Total of items to eventually recycle	54	222	(1,313)	493
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	57	(1)	136	(59)
Fair value adjustments on equity securities, net of taxes	94	(2)	119	(46)
Total of items never to be recycled	151	(3)	255	(105)
Total other comprehensive income	205	219	(1,058)	388
Total comprehensive income	3,451	2,536	4,876	4,999
Attributable to
Shareholders of Novartis AG	3,453	2,535	4,880	4,996
Comprehensive income, attributable to non-controlling interests	(2)	1	(4)	3
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 3,453	2,502	$ 4,880	4,761
Discontinued operations
Attributable to
Shareholders of Novartis AG		$ 33		$ 235